Earnings Per Share	12 Months Ended
Sep. 30, 2022
Earnings Per Share [Abstract]
Earnings Per Share
Note 20 — Earnings Per Share
The following table sets forth the computation of basic and diluted earnings per share:

	Year Ended September 30,
	2022	2021	2020
Numerator:
Net income	$549,501	$688,374	$497,840
Net income and dividends attributable to participating restricted stock	(7,880)	(7,052)	(3,663)

Numerator for basic earnings per common share	$541,621	$681,322	$494,177

Undistributed income allocated to participating restricted stock	5,159	5,199	2,417
Undistributed income reallocated to participating restricted stock	(5,124)	(5,167)	(2,406)

Numerator for diluted earnings per common share	$541,656	$681,354	$494,188

Denominator:
Weighted average number of shares outstanding — basic	122,812	128,495	133,590
Weighted average number of participating restricted stock	(1,761)	(1,316)	(983)

Weighted average number of common shares — basic	121,051	127,179	132,607

Effect of dilutive stock options and restricted stock units granted	838	789	642

Weighted average number of common shares — diluted	121,889	127,968	133,249

Basic earnings per common share	$4.47	$5.36	$3.73

Diluted earnings per common share	$4.44	$5.32	$3.71

For the
fiscal years ended September 30, 2022, 2021 and 2020, 42,

858 and 2,634
shares, respectively, on a weighted average basis, were attributable to antidilutive outstanding stock options and restricted stock units. Shares attributable to antidilutive outstanding stock options and restricted stock units were not included in the calculation of diluted earnings per share.